Other liabilities	12 Months Ended
Mar. 31, 2021
Miscellaneous liabilities [abstract]
Other liabilities
26	Other liabilitie s

	As at 31 March 2021	As at 31 March 2020
Non-current
Provision for operation and maintenance equalisation	2,736	2,938
Security deposit received	—	2
Others	11	12

Total	2,747	2,952

Current
Provision for operation and maintenance equalisation	490	435
Other payables
TDS payable	1,389	1,272
GST payable	367	331
Labour welfare fund payable	1	1
Provident fund payable	19	15

Total	2,266	2,054